Consolidated Combined Statements of Unitholders' Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Value of units	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Unitholders' equity	Non- controlling interests
Balance at beginning of period (in units) at Dec. 31, 2022		63,708
Balance at beginning of period at Dec. 31, 2022	$ 5,480,347	$ 3,347,822	$ 11,601	$ 1,702,420	$ 413,532	$ 5,475,375	$ 4,972
Net income	138,496			136,662		136,662	1,834
Other comprehensive income (loss)	(107,382)				(107,112)	(107,112)	(270)
Distributions	(204,374)			(204,334)		(204,334)	(40)
Contributions from non-controlling interests	194						194
Units issued under the stapled unit plan (in units)		41
Units issued under the stapled unit plan	3,354	$ 3,354				3,354
Units repurchased for cancellation (in units)		(393)
Units repurchased for cancellation	(26,994)	$ (20,643)	(6,351)			(26,994)
Balance at end of period (in units) at Dec. 31, 2023		63,356
Balance at end of period at Dec. 31, 2023	5,283,641	$ 3,330,533	5,250	1,634,748	306,420	5,276,951	6,690
Net income	361,882			360,609		360,609	1,273
Other comprehensive income (loss)	343,530				342,912	342,912	618
Distributions	(208,411)			(208,198)		(208,198)	(213)
Contributions from non-controlling interests	25						25
Units issued under the stapled unit plan (in units)		36
Units issued under the stapled unit plan	2,675	$ 2,675				2,675
Units repurchased for cancellation (in units)		(667)
Units repurchased for cancellation	(46,713)	$ (41,463)	(5,250)			(46,713)
Balance at end of period (in units) at Dec. 31, 2024		62,725
Balance at end of period at Dec. 31, 2024	$ 5,736,629	$ 3,291,745	$ 0	$ 1,787,159	$ 649,332	$ 5,728,236	$ 8,393